Expense Example, No Redemption (Vanguard Russell 2000 Growth Index Fund ETF)	Vanguard Russell 2000 Growth Index Fund Vanguard Russell 2000 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255